DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of the reclassification on affected consolidated balance sheet

		As of December 31, 2022
	As previously reported	Reclassification	After reclassification
Selected Balance Sheet Data:	RUB	RUB	RUB
Term deposits	154	(154)	—
Other current assets	16,817	154	16,971
Long-term prepaid expenses	3,998	(3,998)	—
Other non-current assets	11,279	3,998	15,277

Schedule of impact of the reclassification on affected consolidated cash flow

		2021			2022
	As previously reported	Reclassifications	After reclassifications	As previously reported	Reclassifications	After reclassifications
Selected Statements of Cash Flows Data:	RUB	RUB	RUB	RUB	RUB	RUB
Investments in non-marketable equity securities	(3,143)	3,143	—	(649)	649	—
Proceeds from investments in non-marketable equity securities	944	(944)	—	21	(21)	—
Other investing activities	47	(2,199)	(2,152)	143	(628)	(485)
Net cash provided by / (used in) investing activities	21,994	—	21,994	(22,738)	—	(22,738)

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Infrastructure systems and equipment	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other property and equipment	2.0‑10.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Trade names and domain names	2.7-10.0 years
Customer relationships	4.9-15.9 years
Software	3.0-6.0 years
Supplier relationships	4.4-4.5 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms